Note 15 - Discontinued Operations and Long-Lived Assets to be Disposed Of	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
15.  Discontinued Operations and Long-Lived Assets to be Disposed Of

LMC

On December 20, 2011, the Company’s former majority owned subsidiary, Liquidmetal Coatings, LLC (“LMC”), entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and to third-party investors for an aggregate purchase price of $3,000 (the “LMC Investment”).  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the “Purchase Agreement”).  The investors in the LMC Investment were Rockwall Holdings, Inc. (“Rockwall”) and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the “C3 Entities”). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and C3 Entities agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently the Company’s equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company’s percentage interest in LMC, the Company no longer consolidates LMC’s financial results with the Company’s financial results, and LMC’s financial results are included as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company’s Executive Vice President and Board Member, will continue to serve as a member of LMC’s board of directors.

Summarized operating results of LMC’s discontinued operations are as follows:

	December 31,
	2012	2011
Revenue	$-	$9,732
Gain on disposal of subsidiary, net	-	11,227
Loss from discontinued operations	-	(335)

The $11,227 gain on disposal of subsidiary was primarily due to write-off of LMC’s net liabilities.  Loss from discontinued operations represented the net operating loss of the subsidiary.

There were no balances as of December 31, 2011 due to the deconsolidation of LMC.

AMM

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials (“AMM”), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum.  On December 31, 2012 IMG and the Company signed an agreement whereby the $200 Promissory Note along with the accrued interest was forgiven in exchange for the return of the eyewear license to the Company. The results of operations of AMM are included as discontinued operations for financial reporting purposes through August 5, 2011.

Summarized operating results of AMM’s discontinued operations are as follows:

	December 31,
	2012	2011
Revenue	$-	$200
Gain on disposal of subsidiary, net	-	370
Loss from discontinued operations, net	-	(370)

The $370 gain on disposal of subsidiary was primarily due to $720 of proceeds less the write off net investment in AMM of $350.   Loss from discontinued operations represented the net operating loss of the subsidiary.

LMTK

In 2003, the Company set up a manufacturing plant in South Korea, Liquidmetal Technologies Korea (“LMTK”), to handle its bulk Liquidmetal alloys business which included manufacturing and selling components made out of bulk alloys.  During 2010 and prior years, LMTK experienced net losses and due to the uncertainty surrounding its future cash flows the Company re-evaluated its investment for recoverability. As a result, in November 2010, the Company decided to discontinue LMTK’s operations.  On December 1, 2011, the Company entered into a Share Purchase Agreement (the “Share Purchase Agreement”) with LMTK Holdings, Inc. (“LMTK Holdings”) to sell LMTK.  Under the Share Purchase Agreement, the Company sold all of LMTK’s shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The results of operations of LMTK have been included as discontinued operations in the Company’s consolidated statements of operations and comprehensive loss through December 1, 2011.

Summarized operating results of LMTK’s discontinued operations are as follows:

	December 31,
	2012	2011
Revenue	$-	$-
Gain on disposal of subsidiary, net	-	512
Loss from discontinued operations	-	(58)

The $512 gain on disposal of subsidiary was primarily due to the net write-off of assets and foreign exchange accounts.  Loss from discontinued operations was primarily due to legal fees incurred for the sale of the subsidiary.